DERIVATIVE INSTRUMENTS - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE INSTRUMENTS
Net Deferred Gain Loss Associated With Cash Flow Hedges Recorded In Other Comprehensive Income	$ 719	$ 1,319
Derivatives Contracts Outstanding	44,000	10,500
Derivative, Forward Contracts Outstanding	$ 3,500	$ 3,500